CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive (loss) income [Member]	Noncontrolling Interest [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2018		6,000,000
Balance, amount at Dec. 31, 2018	$ (44,067)	$ 6,000	$ 351,583	$ 142	$ 0	$ (401,792)
Foreign currency translation adjustment	(3,902)	0	0	(3,902)	0	0
Net loss for the year	(598,941)	$ 0	0	0	0	(598,941)
Balance, shares at Dec. 31, 2019		6,000,000
Balance, amount at Dec. 31, 2019	(646,910)	$ 6,000	351,583	(3,760)	0	(1,000,733)
Foreign currency translation adjustment	(3,457)			(3,457)	0	0
Net loss for the year	(212,107)					(212,107)
Balance, shares at Mar. 31, 2020		6,000,000
Balance, amount at Mar. 31, 2020	(862,474)	$ 6,000	351,583	(7,217)	(1,212,840)	0
Balance, shares at Dec. 31, 2019		6,000,000
Balance, amount at Dec. 31, 2019	(646,910)	$ 6,000	351,583	(3,760)	0	(1,000,733)
Foreign currency translation adjustment	(3,360)	0	0	(3,360)	0	0
Net loss for the year	(907,225)	$ 0	0	0	(5,704)	(901,521)
Shares issued for acquisition of legal acquirer, shares		3,800,000
Shares issued for acquisition of legal acquirer, amount	0	$ 3,800	0	0	0	(3,800)
Non-controlling interest from investment in a subsidiary	129	$ 0	0	0	129	0
Balance, shares at Dec. 31, 2020		9,800,000
Balance, amount at Dec. 31, 2020	(1,557,366)	$ 9,800	351,583	(7,120)	(5,575)	(1,906,054)
Foreign currency translation adjustment	4,067			4,042	25	0
Net loss for the year	(35,214)				(4,280)	(30,934)
Balance, shares at Mar. 31, 2021		9,800,000
Balance, amount at Mar. 31, 2021	$ (1,588,513)	$ 9,800	$ 351,583	$ (3,078)	$ (9,830)	$ (1,936,988)